Long-Term Debt, Summary of Long-Term Debt - 20F (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
Secured loan facilities	$ 177,997	$ 178,447	$ 0
Less: Deferred financing costs	(907)	(942)	0
Total	177,090	177,505	0
Less-current portion	(2,683)	(718)	0
Long-term portion	$ 174,407	$ 176,787	$ 0